Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Japan ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.7%
iShares MSCI Japan ETF(a)	4,871,506	$271,830,035

Total Investment Companies
(Cost: $335,630,883)		271,830,035

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(b)	2,050,000	2,050,000

Total Short-Term Securities — 0.8%
(Cost: $2,050,000)		2,050,000

Total Investments in Securities — 101.5%
(Cost: $337,680,883)		273,880,035

Liabilities in Excess of Other Assets — (1.5)%		(3,924,604)

Net Assets — 100.0%		$269,955,431

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$14,874	(b)	$—	$(14,874)	$—	$—	—	$26,481	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,710,000	340,000	(b)	—	—	—	2,050,000	2,050,000	2,323	—
iShares MSCI Japan ETF	463,540,692	132,197,690		(330,156,978)	(47,780,342)	54,028,973	271,830,035	4,871,506	—	—
					$(47,795,216)	$54,028,973	$273,880,035		$28,804	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	574,529,000	USD	3,929,150	HSBC Bank PLC	12/02/22	$231,390
JPY	7,685,221,000	USD	54,996,517	JPMorgan Chase Bank N.A.	12/02/22	657,195
JPY	854,031,000	USD	6,052,007	State Street Bank and Trust Co.	12/02/22	132,590
JPY	40,186,489,000	USD	287,996,659	Toronto Dominion Bank	12/02/22	3,019,989
JPY	172,132,000	USD	1,240,555	Bank of New York	01/04/23	11,491
JPY	1,492,701,000	USD	10,745,081	Citibank N.A.	01/04/23	112,458
						4,165,113
USD	12,168,648	JPY	1,802,470,000	Bank of New York	12/02/22	(884,216)
USD	593,624	JPY	82,207,000	Bank of America N.A.	12/02/22	(1,690)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Japan ETF
November 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,795,006	JPY	2,043,657,000	Citibank N.A.	12/02/22	$(1,004,451)
USD	284,039	JPY	39,546,000	HSBC Bank PLC	12/02/22	(2,340)
USD	303,664	JPY	42,364,000	Morgan Stanley & Co. International PLC	12/02/22	(3,122)
USD	305,657,558	JPY	45,280,997,000	Toronto Dominion Bank	12/02/22	(22,251,755)
USD	62,168	JPY	9,029,000	UBS AG	12/02/22	(3,217)
JPY	1,109,395,000	USD	8,071,558	JPMorgan Chase Bank N.A.	01/04/23	(2,092)
USD	1,936,610	JPY	266,712,000	Morgan Stanley & Co. International PLC	01/04/23	(3,387)
USD	285,124,674	JPY	39,610,090,000	Toronto Dominion Bank	01/04/23	(2,989,358)
						(27,145,628)
						$(22,980,515)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$271,830,035	$—	$—	$271,830,035
Money Market Funds	2,050,000	—	—	2,050,000
	$273,880,035	$—	$—	$273,880,035
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,165,113	$—	$4,165,113
Liabilities
Forward Foreign Currency Exchange Contracts	—	(27,145,628)	—	(27,145,628)
	$—	$(22,980,515)	$—	$(22,980,515)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Japan ETF
November 30, 2022

Currency Abbreviations

JPY	Japanese Yen
USD	United States Dollar

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